Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(8)           Income Taxes

For the years ended December 31, 2011 and 2010, the components of income tax expense are as follows:

	Year Ended December 31
	2011	2010
Current provision:
Federal	$0	$8,489
State	7,495	2,990
	7,495	11,479
Deferred benefit:
Federal	-	-
State	-	-
	-	-
Income tax expense	$7,495	$11,479

Income tax provision amounted to $7,495 and $11,479 for the years ended December 31, 2011 and 2010, respectively (an effective rate of (0.3)% for 2011and (0.7)% for 2010).  A reconciliation of the provision for income taxes with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows:

	Year Ended December 31
	2011	2010
Computed tax at federal statutory rate of 34%	$(878,610)	$(532,888)
State taxes, net of federal benefit	3,072	1,973
Non-deductible items	87,434	115,916
Other	2,840	4,910
Change in valuation allowance	792,759	421,568
	$7,495	$11,479

Realization of deferred tax assets is dependent on future earnings, if any, the timing and amount of which is uncertain.  Accordingly, a valuation allowance, in an amount equal to the net deferred tax asset as of December 31, 2011 and 2010 has been established to reflect these uncertainties.  As of December 31, 2011 and 2010, the net deferred tax asset before valuation allowances is approximately $5,784,000 and $5,072,000, respectively, for federal income tax purposes, and $1,225,000 and $1,013,000, respectively for state income tax purposes. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of our deferred tax assets and liabilities are as follows:

	Year Ended December 31
	2011	2010
Deferred tax assets:
Accrued salaries/vacation	$195,100	$150,600
Depreciation	-	-
Accrued equipment pool	57,500	27,700
State taxes	800	1,000
Stock options	714,300	667,800
Net operating loss carryforwards	6,443,100	5,577,700
Total deferred tax assets	7,410,800	6,424,800

Deferred tax liabilities:
Depreciation	75,800	53,900
Amortization of intangibles	4,700	7,900
Other	321,600	278,200
Total deferred tax liabilities	402,100	340,000

Net deferred assets before valuation allowance	7,008,700	6,084,800
Valuation allowance	(7,008,700)	(6,084,800)
Net deferred tax assets	$-	$-

At December 31, 2011, we have available unused net operating loss carryforwards of approximately $15,967,000 for federal and $11,473,000 for state that may be applied against future taxable income and that, if unused, expire beginning in 2013 through 2032.

Utilization of the net operating loss carryforwards may be subject to a substantial annual limitation due to ownership change limitations provided by the Internal Revenue Code under section 382.  The annual limitation may result in the expiration of net operating loss carryforwards before utilization.  On September 23, 2008, the State of California suspended the use of net operating loss carryforwards for 2008 and 2009, and on October 19, 2010, suspended the use of net operating loss carryforwards for 2010 and 2011.  As a result of this suspension, we will not be able to make use of net operating loss carryforwards for state income tax purposes for the indefinite future.  There can be no guarantee that we will ever be able to use these state net operating loss carryforwards in the future.

Effective January 1, 2007, we adopted new accounting guidance which altered the framework for recognizing income tax contingencies. Previously, the focus was on the subsequent liability recognition for estimated losses from tax contingencies where such losses were probable and the related amounts could be reasonably estimated. Under this new guidance, a contingent tax asset (i.e., an uncertain tax position) may only be recognized if it is more likely than not that it will ultimately be sustained upon audit. We have evaluated our tax positions for all jurisdictions and all years for which the statute of limitations remains open and determined that no additional liability for unrecognized tax benefits and interest was necessary.